S000064209 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
WESTERN ASSET SHORT DURATION INCOME ETF | WESTERN ASSET SHORT DURATION INCOME ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0